UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                       PNC Absolute Return Master Fund LLC

                  Investment Company Act File Number: 811-21814

                                   Registrant
                       PNC Absolute Return Master Fund LLC
                                Two Hopkins Plaza
                               Baltimore, MD 21201
                                 (800) 239-0418

                                Agent For Service
                           PNC Capital Advisors, Inc.
                                Two Hopkins Plaza
                               Baltimore, MD 21201
                         Attention: Jennifer E. Spratley
                                 (410) 237-5852


                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2007 to June 30, 2008
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
Proposal/Fund                                       Proposed By      Mgt. Position     Registrant Voted

MKP Credit, L.P.                                                     May 21, 2008

1. Approve the combination of the MKP Credit
Master Fund, LDC and MKP Credit II Fund, Ltd.       Management            For                 For

GSO Special Situations Fund, L.P.                                   February 12, 2008

1. Consent to the continued management of the Partnership by the General Partner and the
Investment  Manager following the acquisition.      Management            For                 For

SCP Ocean Fund, L.P.                                                   March 27, 2008

1. Approve proposed changes and other provisions reflected in the amended and restated limited partnership agreement and confidential private offering memorandum of the Partnership,
and remain in the Partnership.                      Management            For                 For



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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


PNC Absolute Return Fund LLC

/s/  Jennifer E. Spratley

Vice President

Date:  August28, 2008